Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill.
Goodwill
13	Goodwill

Movements on goodwill during the year were as follows:

	Marketing	Enterprise
	Solutions	Solutions	Total
Balance as of January 1, 2021	53,024	21,395	74,419
Goodwill arising from acquisitions during the year (Notes 4(c) and (d))	—	5,905	5,905
Exchange differences	—	1,350	1,350
Balance as of December 31, 2021	53,024	28,650	81,674
Impairment (Note 2(q))	(53,024)	(27,113)	(80,137)
Exchange differences	—	(1,537)	(1,537)
Balance as of December 31, 2022	—	—	—